UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  August 3 2007

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $242,584


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     5613 104815.00SH       SOLE                104815.00
ACCENTURE LTD.                 COM              G1150G111     6019 140345.00SH       SOLE                140345.00
AEROFLEX INC.                  COM              007768104     5450 384635.00SH       SOLE                384635.00
ALCOA INC.                     COM              013817101     5704 140739.00SH       SOLE                140739.00
AMERICAN EXPRESS COMPANY       COM              025816109     5706 93260.00 SH       SOLE                 93260.00
AMERICAN INTL GROUP            COM              026874107     6762 96558.00 SH       SOLE                 96558.00
AMPHENOL CORP-CL A             COM              032095101     4777 133997.00SH       SOLE                133997.00
ANSYS, INC.                    COM              03662Q105     4760 179609.00SH       SOLE                179609.00
APACHE CORP.                   COM              037411105     6616 81091.00 SH       SOLE                 81091.00
APPLIED MATERIALS, INC.        COM              038222105     5625 283070.00SH       SOLE                283070.00
BB&T CORP.                     COM              054937107     5332 131060.00SH       SOLE                131060.00
CHEESECAKE FACTORY             COM              163072101     3334 135962.00SH       SOLE                135962.00
CINTAS CORP.                   COM              172908105     4151 105272.00SH       SOLE                105272.00
CISCO SYSTEMS                  COM              17275R102     6549 235150.00SH       SOLE                235150.00
DANAHER CORP.                  COM              235851102     8175 108280.00SH       SOLE                108280.00
DOVER CORP.                    COM              260003108     6215 121500.00SH       SOLE                121500.00
EGL, INC.                      COM              268484102     7809 168009.00SH       SOLE                168009.00
ESTERLINE TECHNOLOGIES CORP    COM              297425100     5320 110116.00SH       SOLE                110116.00
EXPEDITORS INTL                COM              302130109     6370 154245.00SH       SOLE                154245.00
EXXON MOBIL CORPORATION        COM              30231G102    11046 131683.00SH       SOLE                131683.00
GENERAL ELECTRIC               COM              369604103      606 15825.00 SH       SOLE                 15825.00
GOLDMAN SACHS GROUP INC.       COM              38141G104     9981 46048.00 SH       SOLE                 46048.00
HARTFORD FINANCIAL SERVICES GR COM              416515104     5096 51734.00 SH       SOLE                 51734.00
HENRY (JACK) & ASSOC, INC.     COM              426281101     6987 271340.00SH       SOLE                271340.00
HOME DEPOT                     COM              437076102     4452 113130.00SH       SOLE                113130.00
IBM                            COM              459200101      269  2559.00 SH       SOLE                  2559.00
ILLINOIS TOOL WORKS            COM              452308109     6299 116245.00SH       SOLE                116245.00
INTEL CORP.                    COM              458140100     5309 223644.00SH       SOLE                223644.00
JOHNSON & JOHNSON              COM              478160104     5137 83373.00 SH       SOLE                 83373.00
KEYCORP                        COM              493267108      533 15514.00 SH       SOLE                 15514.00
MICROSOFT CORP.                COM              594918104     5935 201395.00SH       SOLE                201395.00
PARKER HANNIFIN                COM              701094104      222  2265.00 SH       SOLE                  2265.00
PEPSICO, INC.                  COM              713448108     6870 105932.00SH       SOLE                105932.00
PFIZER                         COM              717081103      233  9115.00 SH       SOLE                  9115.00
PROCTER & GAMBLE               COM              742718109     5723 93533.00 SH       SOLE                 93533.00
SCHERING-PLOUGH                COM              806605101     5717 187815.00SH       SOLE                187815.00
SCHWAB (CHARLES) CORP.         COM              808513105     6538 318595.00SH       SOLE                318595.00
SOVEREIGN BANCORP              COM              845905108     6109 288982.00SH       SOLE                288982.00
ST JUDE MEDICAL                COM              790849103     5443 131200.00SH       SOLE                131200.00
TIDEWATER INC.                 COM              886423102     6839 96492.00 SH       SOLE                 96492.00
VALSPAR CORP.                  COM              920355104     6110 215070.00SH       SOLE                215070.00
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     4281 100700.00SH       SOLE                100700.00
WELLS FARGO COMPANY            COM              949746101     6063 172379.00SH       SOLE                172379.00
WM. WRIGLEY JR. COMPANY        COM              982526105     5190 93837.00 SH       SOLE                 93837.00
ZIMMER HOLDINGS                COM              98956p102     5310 62551.00 SH       SOLE                 62551.00